Income Taxes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes
Unrecognized tax benefits that would impact effective tax rate if recognized	$ 8		$ 8
Estimated reduction in unrecognized tax benefits during the next 12 months	$ 1
Effective tax rate on income from continuing operations (as a percent)	54.30%	49.30%	50.10%	30.50%	43.80%
SvM [Member]
Income taxes
Effective tax rate on income from continuing operations (as a percent)	53.70%	48.90%